Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss) income	$ (10,460)	$ (2,603)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation and amortization	67	0
Interest and bank fees	30	0
Change in derivative fair value	156	0
I?mpairment of intangible assets	874	0
Other income (expenses)	12	0
Share-based compensation expense	2,594	295
Shares and warrants issued for consulting services	127	0
Changes in operating assets and liabilities:
Change in accounts receivable, net	(37)	(65)
Change in prepaid expenses and deposits	(73)	30
Change in accrued liabilities	(341)	1,047
Change in deferred revenue	13	(909)
Net cash used in operating activities	(6,155)	(2,172)
CASH FLOWS FROM INVESTING ACTIVITIES:
Payments to acquire equipment	(148)	0
Outflow from recapitalization transaction	(62)	0
Product enhancements – intangible asset	(267)	(386)
Net cash used in investing activities	(477)	(386)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of convertible promissory note, net of transaction costs	1,955	0
Proceeds from warrants exercises	36	0
Proceeds from sale of shares, net of issuance costs	4,308	4,643
Net cash provided by financing activities	6,299	4,643
INCREASE (DECREASE) IN CASH	(333)	2,085
BALANCE OF CASH AT THE BEGINNING OF PERIOD	2,143	58
BALANCE OF CASH AT THE END OF PERIOD	1,810	2,143
Supplemental cash flow information
Cash paid for interest	11	0
Cash paid for income taxes	0	0
Non-cash investing and financing activities
Deemed issuance of shares to former shareholders’ of WaveDancer	204	0
Product enhancements - intangible asset in accounts payable and accrued liabilities	206
Conversion of Debt Into Common Stock [Member]
Non-cash investing and financing activities
Shares issued for debt	39	0
Shares Issued for Prepaid Services [Member]
Non-cash investing and financing activities
Shares issued for prepaid services	2,440	0
Nonrelated Party [Member]
Changes in operating assets and liabilities:
Change in accounts payable	883	35
Related Party [Member]
Changes in operating assets and liabilities:
Change in accounts payable	$ 0	$ (2)